Description of Business	6 Months Ended
Jun. 30, 2015
Description of Business [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1: DESCRIPTION OF BUSINESS
Navios Maritime Midstream Partners L.P. (“Navios Midstream”, the “Company” or the “Partnership”) (NYSE: NAP), was formed in The Republic of the Marshall Islands on October 13, 2014. Navios Maritime Midstream Partners GP LLC (the “General Partner”), a Marshall Islands limited liability company and wholly-owned subsidiary of Navios Maritime Acquisition Corporation (“Navios Acquisition”), was also formed on that date to act as the General Partner of Navios Midstream and receive a 2.0% general partner interest.
In connection with the initial public offering (“IPO”) of Navios Midstream in November 2014, Navios Midstream acquired all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net proceeds from the IPO amounting to $110,403; (ii) $104,451 of the $126,000 borrowings under Navios Midstream's new credit facility; (iii) 9,342,692 subordinated units and 1,242,692 common units; and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream, to our General Partner.
Following the completion of the IPO, Navios Acquisition owned a 2.0% general partner interest in Navios Midstream through the General Partner and a 55.5% limited partnership interest through the ownership of subordinated units (49%) and through common units (6.5%) based on all outstanding common, subordinated and general partner units.
On or prior to the closing of the IPO, Navios Midstream entered into the following agreements: a) a share purchase agreement with Navios Acquisition pursuant to which Navios Midstream will have options, exercisable at any time during a two-year period, to acquire the capital stock of up to seven of its subsidiaries that own seven VLCCs and the related time charters; b) a management agreement (the “Management Agreement”) with Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”), pursuant to which the Manager provides Navios Midstream commercial and technical management services; c) an administrative services agreement (the “Administrative Services Agreement”) with the Manager pursuant to which the Manager provides Navios Midstream administrative services; and d) an omnibus agreement with Navios Holdings, Navios Acquisition, Navios Maritime Partners L.P. (“Navios Partners”) and the General Partner governing, among other things, when Navios Midstream, Navios Holdings, Navios Acquisition and Navios Partners may compete against each other as well as rights of first offer on VLCCs, crude oil tankers, refined petroleum product tankers, chemical tankers and LPG tankers.
In June 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste and the C. Dream from Navios Acquisition for an aggregate purchase price of $100,000. The aggregate purchase price consisted of 1,592,920 of subordinated series A units (the “Series A Units”), issued to Navios Acquisition and $73,000 cash consideration.
Upon the expiration of such subordination period in June 2018, the Series A Units will automatically convert into common units.
On June 18, 2015 Navios Midstream issued 32,509 additional general partner units to the General Partner, in order the General Partner to maintain its 2% general partnership interest. The net proceeds from the issuance of the general partnership units were $551.
As of June 30, 2015, there were outstanding: 9,342,692 common units, 9,342,692 subordinated units, 1,592,920 Series A subordinated units and 413,843 general partnership units. As of June 30, 2015, Navios Acquisition owned a 60.85% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.
Navios Midstream's principal activity is to own, operate and acquire crude oil tankers under long-term employment contracts as well as refined petroleum product tankers, chemical tankers, and liquefied petroleum gas, or LPG, tankers under long-term employment contracts. The Company intends to charter the vessels under long-term employment contracts to international oil companies, refiners, and large vessel operators.
As of June 30, 2015, the Company owned six VLCC tanker vessels.